UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        May 6, 2008
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     1

Form 13F Information Table Entry Total:                               18

Form 13F Information Table Value Total:                     $285,038,787
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated

           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION   CLASS

BERKSHIRE HATHAWAY INC DEL    CL A          084670108     40,020,000            300    SHS
CARDICA INC                   COM           14141R101      3,088,562        417,938    SHS
COCA COLA CO                  COM           191216100    173,352,890      2,847,920    SHS
CONVERA CORP                  CL A          211919105     10,730,531      6,312,077    SHS
CONVERA CORP                  CL A          211919105        349,629        205,664    SHS
CONVERA CORP                  CL A          211919105        850,000        500,000    SHS
CONVERA CORP                  CL A          211919105      5,402,338      3,177,846    SHS
CONVERA CORP                  CL A          211919105         81,600         48,000    SHS
CONVERA CORP                  CL A          211919105      2,524,500      1,485,000    SHS
ELECTRO OPTICAL SCIENCES INC  COM           285192100        743,513        125,806    SHS
ELECTRO OPTICAL SCIENCES INC  COM           285192100        343,814         58,175    SHS
EXPEDIA INC DEL               COM           30212P105        376,924         17,219    SHS
EXPEDIA INC DEL               COM           30212P105     19,643,145        897,357    SHS
EXPEDIA INC DEL               COM           30212P105      1,869,931         85,424    SHS
IAC INTERACTIVECORP           COM NEW       44919P300        357,466         17,219    SHS
IAC INTERACTIVECORP           COM NEW       44919P300     22,997,534      1,107,781    SHS
IAC INTERACTIVECORP           COM NEW       44919P300      1,773,402         85,424    SHS
MANNKIND CORP                 COM           56400P201        533,008         89,281    SHS


                                                         -------------
                                                          285,038,787
                                                         =============



           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                     (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER               SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                         300                 1           300
CARDICA INC                                    417,938                 1       417,938
COCA COLA CO                                 2,847,920                 1     2,847,920
CONVERA CORP                   6,312,077                                     6,312,077
CONVERA CORP                                   205,664                 1       205,664
CONVERA CORP                                   500,000                 1       500,000
CONVERA CORP                                 3,177,846                 1     3,177,846
CONVERA CORP                                    48,000                 1        48,000
CONVERA CORP                                 1,485,000                 1     1,485,000
ELECTRO OPTICAL SCIENCES INC                   125,806                 1       125,806
ELECTRO OPTICAL SCIENCES INC                    58,175                 1        58,175
EXPEDIA INC DEL                   17,219                                        17,219
EXPEDIA INC DEL                                897,357                 1       897,357
EXPEDIA INC DEL                                 85,424                 1        85,424
IAC INTERACTIVECORP               17,219                                        17,219
IAC INTERACTIVECORP                          1,107,781                 1     1,107,781
IAC INTERACTIVECORP                             85,424                 1        85,424
MANNKIND CORP                                   89,281                 1        89,281


